Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.8%
Capital Markets – 0.3%
HMC Capital Ltd	302,597	$1,015,453
Diversified Telecommunication Services – 0.6%
Cellnex Telecom SAž,*	44,745	1,736,488
Equity Real Estate Investment Trusts (REITs) – 3.8%
British Land Co PLC	431,503	2,229,022
Merlin Properties Socimi SA	310,000	4,063,766
Stockland	715,104	2,522,081
United Urban Investment Corp	2,521	2,715,516
		11,530,385
Health Care Real Estate Investment Trusts (REITs) – 11.1%
Aedifica SA	22,000	1,711,462
Healthcare Realty Trust Inc	220,674	3,499,890
Sabra Health Care Inc	411,181	7,582,178
Ventas Inc	153,955	9,722,258
Welltower Inc	70,138	10,782,315
		33,298,103
Hotel & Resort Real Estate Investment Trusts (REITs) – 2.2%
Invincible Investment Corp	4,283	1,844,198
Ryman Hospitality Properties Inc	49,136	4,848,249
		6,692,447
Household Durables – 1.6%
DR Horton Inc	36,530	4,709,447
Industrial Real Estate Investment Trusts (REITs) – 12.0%
EastGroup Properties Inc	30,909	5,165,512
First Industrial Realty Trust Inc	108,204	5,207,859
Goodman Group	513,423	11,567,355
Prologis Inc	83,593	8,787,296
Segro PLC	235,000	2,191,807
Tritax Big Box REIT PLC	1,550,000	3,139,779
		36,059,608
Office Real Estate Investment Trusts (REITs) – 4.7%
Boston Properties Inc	68,046	4,591,064
Helical PLC	434,155	1,370,420
Highwoods Properties Inc	150,314	4,673,262
Japan Real Estate Investment Corp	4,264	3,491,392
		14,126,138
Real Estate Management & Development – 18.3%
Capitaland Investment Ltd/Singapore	1,805,300	3,763,409
CBRE Group Inc*	45,732	6,407,968
China Resources Land Ltd	1,937,500	6,565,537
CTP NVž	102,000	2,143,221
Fastighets AB Balder - Class B*	464,000	3,447,250
Hongkong Land Holdings Ltd	941,200	5,430,724
Mitsubishi Estate Co Ltd	199,551	3,745,999
Mitsui Fudosan Co Ltd	760,200	7,364,949
Sun Hung Kai Properties Ltd	748,500	8,586,624
VGP NV	26,832	2,702,035
Vonovia SE	143,000	5,037,607
		55,195,323
Residential Real Estate Investment Trusts (REITs) – 12.2%
American Homes 4 Rent LP	230,475	8,313,233
AvalonBay Communities Inc	47,740	9,715,090
Comforia Residential Inc	1,538	3,062,328
Equity LifeStyle Properties Inc	98,341	6,064,690
UDR Inc	181,700	7,418,811
UNITE Group PLC	170,435	1,982,346
		36,556,498
Retail Real Estate Investment Trusts (REITs) – 13.6%
Agree Realty Corp	78,258	5,717,530
CapitaLand Integrated Commercial Trust	2,264,050	3,864,843
Federal Realty Investment Trust	71,362	6,778,676
Hammerson PLC	429,226	1,761,320
Japan Retail Fund Investment Corp	4,787	3,391,027
Macerich Co	324,200	5,245,556

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – (continued)
NetSTREIT Corp#	364,360	$6,168,615
Scentre Group	1,388,255	3,251,953
Unibail-Rodamco-Westfield*	49,000	4,682,771
		40,862,291
Specialized Real Estate Investment Trusts (REITs) – 19.4%
CubeSmart	185,024	7,863,520
Digital Realty Trust Inc	79,498	13,858,886
Equinix Inc	20,526	16,327,817
Keppel DC	2,112,100	3,871,297
Public Storage	32,921	9,659,680
Safestore Holdings PLC	245,000	2,380,567
SBA Communications Corp	18,319	4,302,034
		58,263,801
Total Common Stocks (cost $268,661,629)		300,045,982
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $1,469,260)	1,468,966	1,469,260
Investments Purchased with Cash Collateral from Securities Lending – 1.5%
Investment Companies – 1.2%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	3,749,264	3,749,264
Time Deposits – 0.3%
Royal Bank of Canada, 4.3100%, 7/1/25	$937,316	937,316
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,686,580)		4,686,580
Total Investments (total cost $274,817,469) – 101.8%		306,201,822
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(5,525,531)
Net Assets – 100%		$300,676,291

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$189,567,276	61.9%
Japan	25,615,409	8.4
Australia	18,356,842	6.0
United Kingdom	15,055,261	4.9
Hong Kong	14,017,348	4.6
Singapore	11,499,549	3.8
China	6,565,537	2.1
Spain	5,800,254	1.9
Germany	5,037,607	1.7
France	4,682,771	1.5
Belgium	4,413,497	1.4
Sweden	3,447,250	1.1
Netherlands	2,143,221	0.7
Total	$306,201,822	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$1,857,946	$70,219,303	$(70,607,988)	$(65)	$64	$1,469,260	1,468,966	$75,946

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	$4,537,152	$37,885,200	$(38,673,088)	$-	$-	$3,749,264	3,749,264	$10,445 ∆
Total Affiliated Investments - 1.7%
	$6,395,098	$108,104,503	$(109,281,076)	$(65)	$64	$5,218,524	5,218,230	$86,391

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$3,879,709, which represents 1.3% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$300,045,982	$-	$-
Investment Companies	-	1,469,260	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,686,580	-
Total Assets	$300,045,982	$6,155,840	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70229 08-25